CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 5,508,705	$ 5,020,551	$ 5,733,693
Other cash receipts from operating activities	365,238	470,765	337,696
Classes of cash payments
Payments to suppliers for goods and services	(3,850,367)	(3,914,976)	(4,260,587)
Payments to and on behalf of employees	(532,223)	(320,738)	(490,723)
Other cash payments from operating activities	(128,314)	(232,271)	(193,334)
Interest paid	(261,186)	(191,573)	(205,797)
Interest received	18,966	29,380	17,720
Income taxes paid	(37,942)	(83,903)	(87,784)
Other inflows (outflows) of cash, net	(10,452)	(3,651)	2,766
Net Cash flows from Operating Activities	1,072,425	773,584	853,650
Cash flows (used in) investing activities
Cash flow used in obtaining control of subsidiaries or other businesses	(15,918)	0	(10,090)
Cash used for contributions and purchase of associates and joint ventures	0	(153,135)	(814)
Other cash receipts from sales of equity or debt instruments in other entities	1	6,781	0
Loans to related parties	0	0	(23,628)
Proceeds from sale of property, plant and equipment	6,308	17,685	5,860
Purchase of property, plant and equipment	(448,314)	(356,153)	(321,385)
Proceeds from sales of intangible assets	0	0	99
Purchase of intangible assets	(10,468)	(14,858)	(10,395)
Proceeds from sales of other long-term assets	2,609	1,644	506
Purchase of other non-current assets	(179,184)	(140,707)	(126,132)
Dividends received	7,287	4,772	6,350
Other inflows (outflows) of cash, net	4,331	(6,241)	1,849
Cash flows used in Investing Activities	(633,348)	(640,212)	(477,780)
Cash flows from (used in) Financing Activities
Total borrowings obtained	1,312,481	737,653	280,863
Debt obtained in long-term	1,025,096	187,845	890
Debt obtained in short-term	287,385	549,808	279,973
Repayments of borrowings	(1,627,711)	(645,211)	(949,183)
Dividends paid	(121,586)	(130,624)	(143,003)
Other outflows of cash, net	(2,285)	(302)	(853)
Cash flows used in Financing Activities	(439,101)	(38,484)	(812,176)
Net increase (decrease) in Cash and Cash Equivalents before effect of exchange rate changes	(24)	94,888	(436,306)
Effect of exchange rate changes on cash and cash equivalents	(2,343)	(2,660)	(34,821)
Net increase (decrease) of Cash and Cash equivalents	(2,367)	92,228	(471,127)
Cash and cash equivalents, at the beginning of the period	592,253	500,025	971,152
Cash and cash equivalents, at the end of the period	$ 589,886	$ 592,253	$ 500,025